Other Income	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Other Income
Other Income

16. Other Income

	Three Months Ended 31 December
	2024	2023
	AUD$	AUD$
Other income	$31,155	$41,173
Total other income	$31,155	$41,173

	Six Months Ended 31 December
	2024	2023
	AUD$	AUD$
Other income	$63,529	$42,827
Total other income	$63,529	$42,827

20 Other Income

	Year Ended June 30,
	2024	2023

Gain on forgiveness of payables (1)	$670,782	$-
Other income	37,129	48,273
Total other income	$707,911	$48,273

(1)	Includes forgiveness of legal fees of AUD$383,425 (Note 31), printer fees of $AUD126,482, and consultant fees of AUD$160,875.